Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PACIFIC SELECT FUND
Prospectus Date	rr_ProspectusDate	May 01, 2015
Long/Short Large-Cap Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Long/Short Large-Cap Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	This Fund seeks above-average total returns.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table below does not reflect expenses and charges that are, or may be, imposed under your variable annuity contract or variable life insurance policy. For information on these charges, please refer to the applicable contract or policy prospectus.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2016
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Examples, affect the Fund’s performance. During the most recent fiscal year, the portfolio turnover rate was 212% of the average value of the Fund.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	212.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Examples
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other Funds of the Trust or other mutual funds. The Examples assume that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, that all dividends and distributions are reinvested, and that the Fund’s annual operating expenses remain as stated in the previous table for the time periods shown. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

		These Examples do not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be higher if they did. Keep in mind that this is only an estimate; actual expenses and performance may vary.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Your expenses (in dollars) if you sell/redeem or hold all of your shares at the end of each period
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Your expenses (in dollars) if you sell/redeem or hold all of your shares at the end of each period
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal circumstances, this Fund invests at least 80% of its assets in securities of companies with large market capitalizations. The sub-adviser generally considers a company to be a large-capitalization company if the company has a market capitalization similar to companies contained within the S&P 500 Index. As of December 31, 2014, the market capitalization range of the S&P 500 Index was approximately $2.9 billion to $643.1 billion.

The Fund principally invests in, and sells short, equity securities of large, publicly traded companies. Equity securities in which the Fund invests include common stocks, depositary receipts and exchange-traded funds.

The sub-adviser intends to maintain an approximate net long exposure of 100% (long market value minus short market value) to the equity market. However, long and short positions will vary in size as market opportunities change. The Fund's long positions and their equivalents will generally range between 90% and 150%, and short positions will generally range between 0% and 50% of the value of the net assets in the Fund.

The sub-adviser will establish long equity positions in securities that the sub-adviser believes will outperform the market and will take short positions in equity securities the sub-adviser believes will underperform the market. When a short sale occurs, the Fund will arrange through and pay a broker to borrow the security for delivery to the buyer. When the Fund borrows a security, it is obligated to replace the security borrowed at its market price at the time of replacement. The Fund will utilize securities lending to finance the costs of (i) purchasing long positions in excess of the value of the Fund's assets and (ii) borrowing securities sold short. The cost of financing long positions in excess of the value of the Fund's assets and of borrowing securities sold short and associated costs with this strategy are interest and/or transactional costs of the Fund. Accordingly, the Fund will be leveraged and could have more equity exposure than a fund that does not engage in this strategy. However, the Fund intends to maintain an approximate net 100% long exposure. Implementation of the Fund's strategy is dependent upon the ability of cost effective financing of positions.

In general, the sub-adviser buys and covers short sales in equity securities that are identified as undervalued and considers selling or shorting them when they appear overvalued. Along with the valuation approach, the sub-adviser also considers a number of other criteria such as:
  catalysts that could trigger a rise in a stock's price;
  high potential reward compared to potential risk; and
  temporary mispricing caused by apparent market overreactions.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	As with any mutual fund, the value of the Fund's investments, and therefore the value of your shares, may go up or down. There is no guarantee that the Fund will achieve its investment goal. There may be losses in the value of an investment as asset values fluctuate and you could lose money. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund may be affected by the following principal risks:
  Active Management Risk: The Manager's judgments about the value or potential appreciation of an investment may prove to be incorrect or fail to have the intended results, which could adversely impact the Fund's performance and cause it to underperform relative to other funds with similar investment goals or relative to its benchmark, or not to achieve its investment goal.
  Borrowing Risk: Borrowing money to finance purchases of securities that exceed the Fund's net assets creates leverage risk, which may magnify changes to the Fund's net asset value and its returns. The Fund bears the added price volatility risk of the securities purchased. Borrowing will cost the Fund interest expense and other fees, which may also reduce its returns.
  Equity Securities Risk: Stock markets are volatile. Equity securities tend to go up or down in value, sometimes rapidly and unpredictably, in response to many factors, including a company's historical and prospective earnings, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity. Due to the complexities of markets, events in one market or sector may adversely impact other markets or sectors.
  Issuer Risk: The value of a security or instrument may decline for reasons directly related to the issuer, such as management, performance, financial leverage, changes in markets in which the issuer offers good or services, and reduced demand for the issuer's goods or services.
  Large-Capitalization Companies Risk: Large-capitalization companies tend to have more stable prices than small- or mid-capitalization companies, but are still subject to equity securities risk. The prices of large-capitalization companies may not rise as much as the prices of companies with smaller market capitalizations.
  Leverage Risk: Leverage is investment exposure that exceeds the initial amount invested. The loss on a leveraged investment may far exceed the Fund's principal amount invested. Leverage can magnify the Fund's gains and losses and therefore increase its volatility. The use of leverage may result in the Fund having to liquidate holdings when it may not be advantageous to do so.
  Market and Regulatory Risk: Events in the financial markets and economy may cause volatility and uncertainty and affect performance. Market events may affect a single issuer, industry, sector, or the market as a whole. In addition, because of interdependencies between markets, events in one market may adversely impact markets or issuers in which the Fund invests in unforeseen ways. Traditionally liquid investments may experience periods of diminished liquidity. During a general downturn in the financial markets, multiple asset classes may decline in value and the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests. Governmental and regulatory actions, including tax law changes, may also impair portfolio management and have unexpected or adverse consequences on particular markets, strategies, or investments. Future market or regulatory events may impact the Fund in unforeseen ways, such as causing the Fund to alter its existing strategies or potentially, to liquidate and close.
  Price Volatility Risk: The value of the Fund's investments may go up or down rapidly or unpredictably. To the extent the Fund invests in more volatile investments, its value may also go up or down rapidly or unpredictably. Price volatility can be caused by many factors, including changes in the economy or financial markets or for reasons specific to a particular issuer.
  Securities Lending Risk: When securities are loaned to brokers, dealers or financial institutions, there is a risk that the loaned securities will not be returned or that their return will be delayed, as well as a risk of a loss of rights in the collateral should the borrower or lending agent become insolvent or not meet its contractual obligations.
  Short Sale Risk: Engaging in short sales of securities that the Fund does not own subjects it to the risks associated with those securities, including price volatility risk. A security is sold short in anticipation of purchasing the same security at a later date at a lower price; however, the Fund may incur a loss if the price of the security increases between the date of the short sale and the date on which the Fund purchases the security sold short. Because there is no limit on how high the price of the security may rise, such loss is theoretically unlimited. Short sales may also incur transaction costs and borrowing fees for the Fund and subject the Fund to leverage risk because they may provide investment exposure in an amount exceeding the initial investment.
  Underlying Fund Risk: Because the Fund may serve as an underlying fund of one or more "fund of funds" of the Trust and thus have a significant percentage of its outstanding shares held by such fund of funds, a change in asset allocation by the fund of funds could result in large redemptions out of the Fund, causing potential increases in expenses to the Fund and sale of securities in a short timeframe, both of which could negatively impact performance.

Risk Lose Money [Text]	rr_RiskLoseMoney	There may be losses in the value of an investment as asset values fluctuate and you could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table below provide some indication of the risk of investing in the Fund by showing changes in the performance of the Fund from year to year and showing how the Fund’s returns compare to a broad-based market index. The bar chart shows the performance of the Fund’s Class I shares. Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be lower if they did. Past performance is not necessarily an indication of how the Fund will perform in the future. Performance reflects fee waivers that were in effect during the periods presented.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risk of investing in the Fund by showing changes in the performance of the Fund from year to year and showing how the Fund's returns compare to a broad-based market index.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns (%)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be lower if they did.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best and worst quarterly performance reflected within the bar chart: Q2 2009: 16.33%; Q3 2011: (15.61%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (For the periods ended December 31, 2014)
Long/Short Large-Cap Portfolio | Class I
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	1.00%
Service Fee	rr_DistributionAndService12b1FeesOverAssets	0.20%
Other Expenses	rr_OtherExpensesOverAssets	1.04%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.24%
Less Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[1]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	2.19%	[2]
1 year	rr_ExpenseExampleYear01	222
3 years	rr_ExpenseExampleYear03	695
5 years	rr_ExpenseExampleYear05	1,195
10 years	rr_ExpenseExampleYear10	2,571
1 year	rr_ExpenseExampleNoRedemptionYear01	222
3 years	rr_ExpenseExampleNoRedemptionYear03	695
5 years	rr_ExpenseExampleNoRedemptionYear05	1,195
10 years	rr_ExpenseExampleNoRedemptionYear10	2,571
2009	rr_AnnualReturn2009	27.56%
2010	rr_AnnualReturn2010	12.22%
2011	rr_AnnualReturn2011	(2.60%)
2012	rr_AnnualReturn2012	18.09%
2013	rr_AnnualReturn2013	35.13%
2014	rr_AnnualReturn2014	15.52%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarterly performance reflected within the bar chart:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.33%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	worst quarterly performance reflected within the bar chart:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(15.61%)
Label	rr_AverageAnnualReturnLabel	Class I (incepted May 1, 2008)
1 year	rr_AverageAnnualReturnYear01	15.52%
5 years	rr_AverageAnnualReturnYear05	15.04%
Since Inception	rr_AverageAnnualReturnSinceInception	8.25%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 01, 2008
Long/Short Large-Cap Portfolio | Class P
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	1.00%
Service Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	1.05%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.05%
Less Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[1]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	2.00%	[2]
1 year	rr_ExpenseExampleYear01	203
3 years	rr_ExpenseExampleYear03	638
5 years	rr_ExpenseExampleYear05	1,099
10 years	rr_ExpenseExampleYear10	2,375
1 year	rr_ExpenseExampleNoRedemptionYear01	203
3 years	rr_ExpenseExampleNoRedemptionYear03	638
5 years	rr_ExpenseExampleNoRedemptionYear05	1,099
10 years	rr_ExpenseExampleNoRedemptionYear10	2,375
Label	rr_AverageAnnualReturnLabel	Class P (incepted May 2, 2011)
1 year	rr_AverageAnnualReturnYear01	15.75%
5 years	rr_AverageAnnualReturnYear05
Since Inception	rr_AverageAnnualReturnSinceInception	14.85%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 02, 2011
Long/Short Large-Cap Portfolio | S&P 500 Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500 Index (reflects no deductions for fees, expenses or taxes) (based on Class I inception date)
1 year	rr_AverageAnnualReturnYear01	13.69%
5 years	rr_AverageAnnualReturnYear05	15.45%
Since Inception	rr_AverageAnnualReturnSinceInception	8.49%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 01, 2008

[1]	PLFA has agreed to waive 0.05% of its management fee through April 30, 2016. The agreement will terminate: (i) if the investment advisory agreement is terminated, (ii) upon ninety days' prior written notice by the Fund, or (iii) if the sub-advisory agreement with J.P. Morgan Investment Management Inc. is terminated.
[2]	after Fee Waiver